================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number   811-2503


                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 671-1947
                                                    ---------------------

Date of fiscal year end:       08/31
                           --------------
Date of reporting period:      11/30
                           --------------

================================================================================

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE DIVERSIFIED BOND FUND

                                AT NOV. 30, 2007


INVESTMENTS IN SECURITIES

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



BONDS (101.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $1,155,000(d)       $1,163,057
 06-15-35                               6.63            1,693,000           1,797,167
                                                                      ---------------
Total                                                                       2,960,224
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
 03-31-30                               7.50              978,120(d)        1,112,025
-------------------------------------------------------------------------------------


SOVEREIGN (0.4%)(C)
Republic of Argentina
 09-12-13                               7.00            2,020,000           1,757,400
Republic of Colombia
 01-27-17                               7.38              753,000             824,535
 09-18-37                               7.38              895,000           1,006,875
Republic of Indonesia
 10-12-35                               8.50              615,000(d)          722,625
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       15,000,000,000           1,513,824
Republic of Philippines
 01-14-31                               7.75            1,422,000           1,606,860
Republic of Turkey
 09-26-16                               7.00              450,000             472,500
 04-03-18                               6.75            1,429,000           1,468,298
 03-17-36                               6.88              800,000             786,000
Republic of Uruguay
 05-17-17                               9.25              678,000             811,905
Republic of Venezuela
 10-08-14                               8.50              715,000             672,100
 02-26-16                               5.75              714,000             549,780
                                                                      ---------------
Total                                                                      12,192,702
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (10.5%)
Federal Farm Credit Bank
 10-17-12                               4.50            9,965,000          10,164,489
Federal Home Loan Bank
 06-18-08                               5.13              250,000             250,811
 10-22-10                               4.38           13,405,000          13,631,370
 10-10-12                               4.63           17,595,000          18,038,746
Federal Home Loan Mtge Corp
 03-15-31                               6.75           14,620,000          18,098,464
 04-16-37                               6.00           43,260,000          43,301,357
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Federal Natl Mtge Assn
 08-15-08                               3.25           61,170,000          60,727,129
 05-18-12                               4.88           20,165,000          20,873,598
 11-19-12                               4.75           38,265,000          39,464,149
 07-15-37                               5.63           14,730,000          16,092,672
Overseas Private Investment
 U.S. Govt Guaranty Series 1996A
 09-15-08                               6.99            1,111,111           1,132,866
U.S. Treasury
 10-31-12                               3.88            1,105,000           1,127,791
 11-15-17                               4.25            1,595,000           1,631,636
 02-15-26                               6.00           13,558,000          16,164,742
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           57,822,813(p)       59,842,894
                                                                      ---------------
Total                                                                     320,542,714
-------------------------------------------------------------------------------------


ASSET-BACKED (2.6%)
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            6,250,000(e)        6,285,775
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,375,000(d)        4,376,096
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75            2,550,000           2,669,901
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                               5.62           14,700,000(g)          918,750
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,865,000           1,795,085
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            5,175,000           5,010,645
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               5.05            2,152,138(i)        1,995,913
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               4.95            8,500,000(i)        8,181,250
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            8,900,000(d,e)      8,580,438
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85            2,600,000(d,e)      2,588,433
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                               5.39              895,134(e,i)        888,420
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                               4.93            8,400,000(i)        8,296,310
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               5.89            8,875,000(g)        1,737,911
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           13,900,000(g)        3,478,197
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                               5.88           11,700,000(g)        2,843,568
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               5.90            6,250,000(g)        1,719,875
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            4,670,000           4,646,884
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,380,000             487,851
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              900,000             307,492
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,320,000             322,575

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                               4.93%          $7,225,000(i)       $7,101,951
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            4,075,000(d)        4,070,925
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            1,930,000(e)        1,953,237
                                                                      ---------------
Total                                                                      80,257,482
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (14.9%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               4.87            4,850,000           4,868,281
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           12,275,000          12,232,267
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,880,166           1,844,762
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            5,950,000           5,882,587
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           11,775,000          12,046,754
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15            2,741,661(d)        2,715,625
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            2,850,000           2,818,325
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70           11,550,000          11,680,309
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.40            3,050,000           3,073,153
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            8,085,713           8,249,869
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               5.00            2,550,000(d,i)      2,516,847
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               5.82           12,600,000          12,937,623
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               5.59            9,850,000(d,i)      9,556,037
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66            5,025,000           5,124,165
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.91            5,750,000           5,858,130
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            7,400,000           7,604,994
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            3,525,000           3,424,552
Federal Natl Mtge Assn #385683
 02-01-13                               4.83            6,089,711           6,169,735
Federal Natl Mtge Assn #385815
 01-01-13                               4.77            6,941,957           6,981,867
Federal Natl Mtge Assn #555806
 10-01-13                               5.26              469,884             479,001
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            5,792,438(d)        5,762,088
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            2,800,000(d)        2,799,823
GMAC Commercial Mtge Securities
 Series 1999-C1 Cl B
 05-15-33                               6.30            8,000,000           8,085,454
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            3,400,000           3,391,440
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           16,350,000          16,289,312
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96            5,900,000           5,900,353
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               5.53            8,400,000(d,i)      7,818,292
GS Mtge Securities II
 Series 2007-GG10 Cl A4
 08-10-45                               5.80            5,600,000           5,705,166
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            9,425,000           8,026,330
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            3,676,900           3,610,146
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            3,514,758           3,462,013
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            6,894,000           6,742,412
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            4,000,000           3,950,486
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,433,260           8,318,863
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34           13,250,000          13,062,695
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            4,275,000           4,290,120
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            6,475,000           6,569,115
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            5,400,000           5,500,144
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           10,150,000          10,078,240
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            4,250,000(d)        3,607,462
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42           16,000,000          15,770,264
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                               4.56            7,000,000           6,944,881
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
 09-15-31                               4.85            6,000,000           5,926,570
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            4,475,000           4,343,032
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            7,325,000           7,290,353
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.06            4,125,000           4,263,317
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            4,900,000           4,834,807
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            4,875,000           4,815,009
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                               5.86            6,350,000           6,506,373
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            6,300,000           6,331,344
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            4,575,000           4,531,231
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            4,950,000           4,891,392
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            3,425,000           3,542,774
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               6.08            5,600,000           5,789,616
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10            8,500,000           8,734,657
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           14,550,000(d)       14,370,203
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94           19,402,000          18,835,404
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            4,667,000           4,626,251
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           26,675,000          26,689,784
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            2,900,000           2,907,332

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
 07-15-45                               5.77%         $11,950,372         $12,097,927
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            5,075,000           5,128,338
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            8,900,000           8,786,757
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                               5.51            7,200,000           7,138,294
                                                                      ---------------
Total                                                                     454,130,747
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (47.4%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.69            7,382,348(k)        7,314,634
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.93            8,415,156(k)        8,472,127
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.19            6,568,762(k)        6,602,201
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            6,688,191           6,674,480
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                               4.75            3,628,437           3,568,342
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            8,398,949           8,482,938
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           16,278,586          16,165,691
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              526,922(d)          421,538
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.88            5,914,981(k)        5,965,968
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
 10-25-20                               5.00           26,422,708          25,859,893
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                               6.00            4,923,640           4,930,777
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.26            5,488,366(k)        5,512,021
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            6,025,000(d,k)      5,825,544
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.99           13,457,344(k)       13,432,112
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,951,342           1,999,517
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            6,008,178(g)          986,603
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            3,635,150           3,574,944
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           14,443,131          14,120,208
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                               6.00           11,429,294          11,353,888
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            5,572,155           5,726,356
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            5,645,395           5,801,441
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            9,551,436           9,522,342
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            5,111,978           5,243,629
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50            2,585,638           2,576,345
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            7,576,735           7,652,406
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            8,141,755           7,754,328
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            9,750,000          10,042,988
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           11,845,919          12,113,282
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           14,035,315          13,965,139
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50           15,652,604          15,821,115
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           17,787,948          17,423,850
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               5.28           15,588,565(i)       12,259,268
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                               5.50           13,132,624          12,839,551
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            6,301,198(d)        6,819,598
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.36            3,619,341(k)        3,544,891
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50           17,541,263          17,626,228
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00           10,261,019(k)       10,264,627
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00            1,943,326           1,952,310
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              13.12           38,110,505(g)          297,738
Federal Home Loan Mtge Corp
 12-01-37                               6.00           30,000,000(j)       30,450,000
 12-01-37                               6.50           56,000,000(j)       57,574,999
Federal Home Loan Mtge Corp #170216
 03-01-17                               8.50                7,439               7,949
Federal Home Loan Mtge Corp #1J1445
 01-01-37                               5.90           12,844,990(k)       13,038,692
Federal Home Loan Mtge Corp #284190
 01-01-17                               8.00                  337                 357
Federal Home Loan Mtge Corp #290970
 04-01-17                               8.00                9,591              10,147
Federal Home Loan Mtge Corp #295114
 06-01-17                               8.50                3,634               3,884

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #540861
 09-01-19                               8.50%             $33,111             $35,478
Federal Home Loan Mtge Corp #A00304
 04-01-21                               9.00               45,344              48,865
Federal Home Loan Mtge Corp #C00103
 03-01-22                               8.50              106,879             114,932
Federal Home Loan Mtge Corp #C00144
 08-01-22                               8.50              107,361             115,525
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00              368,484             394,622
Federal Home Loan Mtge Corp #C00666
 10-01-28                               7.00               45,044              47,312
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,603,282           1,613,140
Federal Home Loan Mtge Corp #C62993
 01-01-32                               6.50            1,054,768           1,091,200
Federal Home Loan Mtge Corp #C63552
 01-01-32                               6.50            1,609,826           1,670,362
Federal Home Loan Mtge Corp #C64703
 03-01-32                               6.50              930,349             965,509
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              737,399             775,648
Federal Home Loan Mtge Corp #C78031
 04-01-33                               5.50            8,620,244           8,656,725
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            7,398,141           7,417,620
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            6,944,636           7,097,990
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50            4,888,648           4,945,087
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50            1,072,259           1,107,170
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            4,051,981           4,111,066
Federal Home Loan Mtge Corp #E79810
 11-01-14                               7.50              910,373             955,219
Federal Home Loan Mtge Corp #E90216
 05-01-17                               6.00            1,265,740           1,295,427
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            9,212,241           9,234,778
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            9,351,311           9,373,850
Federal Home Loan Mtge Corp #G00286
 02-01-25                               8.00              145,961             156,315
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            2,830,320           2,972,781
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            2,644,070           2,767,567
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            9,950,778          10,172,377
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           25,850,881          25,395,488
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00            7,950,990           8,071,969
Federal Home Loan Mtge Corp #G11302
 07-01-17                               7.00            3,058,453           3,186,496
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            9,676,525           9,902,910
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               8.64            4,145,174(g)          957,556
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                              21.35            1,184,977(g)           22,823
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2718 Cl IA
 10-15-22                              31.80            2,475,666(g,t)         40,294
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              14.50            6,569,956(g)          359,036
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              508,740             508,740
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            9,903,578          10,036,959
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            3,432,400           3,573,791
Federal Natl Mtge Assn
 12-01-37                               6.00           95,250,000(j)       96,797,812
 12-01-37                               7.00           30,000,000(j)       31,143,750
Federal Natl Mtge Assn #125479
 04-01-27                               7.50              233,571             249,854
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              345,752             366,796
Federal Natl Mtge Assn #190944
 05-01-24                               6.00            5,505,139           5,625,596
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              304,438             326,336
Federal Natl Mtge Assn #231309
 09-01-23                               6.50              149,327             154,911
Federal Natl Mtge Assn #231310
 09-01-23                               6.50              374,717             388,731
Federal Natl Mtge Assn #250330
 09-01-25                               8.00              236,970             253,884
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              587,626             617,967
Federal Natl Mtge Assn #250765
 12-01-26                               8.00              213,605             228,957
Federal Natl Mtge Assn #251116
 08-01-27                               8.00              242,154             259,662
Federal Natl Mtge Assn #252498
 06-01-29                               7.00                5,515               5,802
Federal Natl Mtge Assn #253883
 08-01-16                               6.00            2,647,814           2,712,854
Federal Natl Mtge Assn #254236
 03-01-17                               6.50            1,547,921           1,599,636
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              346,561             368,860
Federal Natl Mtge Assn #254802
 07-01-18                               4.50            2,742,410           2,706,041
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            9,445,545           9,569,431
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            2,703,427           2,783,765
Federal Natl Mtge Assn #268071
 01-01-24                               6.50              102,973             106,824
Federal Natl Mtge Assn #303226
 02-01-25                               8.00              101,249             108,417
Federal Natl Mtge Assn #313049
 08-01-11                               8.50              600,906             630,726
Federal Natl Mtge Assn #323933
 09-01-29                               7.00            3,729,301           3,922,801
Federal Natl Mtge Assn #408207
 01-01-28                               6.50              139,045             145,117
Federal Natl Mtge Assn #455791
 01-01-29                               6.50              414,865             430,488
Federal Natl Mtge Assn #489888
 05-01-29                               6.50            1,867,119           1,934,986
Federal Natl Mtge Assn #496029
 01-01-29                               6.50            2,275,597           2,366,605
Federal Natl Mtge Assn #50700
 03-01-08                               7.00               91,038              91,754
Federal Natl Mtge Assn #545008
 06-01-31                               7.00            2,376,936           2,515,095
Federal Natl Mtge Assn #545342
 04-01-13                               7.00              810,255             816,628
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              291,404             310,993
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            2,066,281           2,139,343
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            3,657,040           3,831,883
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            4,503,802           4,619,907
Federal Natl Mtge Assn #555343
 08-01-17                               6.00            4,395,356           4,502,229
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           21,844,427          22,350,493
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           19,811,491          19,867,162
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           14,393,980          14,685,279
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            7,721,115           7,673,016
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            9,297,069           9,217,172
Federal Natl Mtge Assn #555794
 09-01-28                               7.50              744,341             796,410
Federal Natl Mtge Assn #567840
 10-01-30                               7.00            1,194,332           1,256,302
Federal Natl Mtge Assn #587859
 12-01-16                               5.50            4,072,698           4,138,362
Federal Natl Mtge Assn #597374
 09-01-31                               7.00              644,427             681,883
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              880,006             924,970
Federal Natl Mtge Assn #634650
 04-01-32                               7.50              160,493             170,819
Federal Natl Mtge Assn #638969
 03-01-32                               5.50            1,450,770           1,462,769
Federal Natl Mtge Assn #643362
 04-01-17                               6.50              682,111             704,900
Federal Natl Mtge Assn #646147
 06-01-32                               7.00            2,249,467           2,378,650

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #646446
 06-01-17                               6.50%          $1,021,281          $1,055,401
Federal Natl Mtge Assn #649068
 06-01-17                               6.50            1,731,192           1,793,769
Federal Natl Mtge Assn #649263
 08-01-17                               6.50            1,767,859           1,831,754
Federal Natl Mtge Assn #654208
 10-01-32                               6.50            1,851,291           1,914,025
Federal Natl Mtge Assn #654682
 10-01-32                               6.00            1,176,370           1,200,460
Federal Natl Mtge Assn #654689
 11-01-32                               6.00            1,350,470           1,377,278
Federal Natl Mtge Assn #656908
 09-01-32                               6.50            1,721,647           1,791,293
Federal Natl Mtge Assn #662061
 09-01-32                               6.50            1,553,247           1,605,881
Federal Natl Mtge Assn #667787
 02-01-18                               5.50            1,473,394           1,495,144
Federal Natl Mtge Assn #670382
 09-01-32                               6.00           10,188,905          10,395,104
Federal Natl Mtge Assn #670387
 08-01-32                               7.00            1,277,085           1,343,326
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            5,075,185           5,198,587
Federal Natl Mtge Assn #678065
 02-01-33                               6.50              375,530             390,565
Federal Natl Mtge Assn #678937
 01-01-18                               5.50            2,562,691           2,604,338
Federal Natl Mtge Assn #678941
 02-01-18                               5.50            3,041,282           3,089,613
Federal Natl Mtge Assn #679095
 04-01-18                               5.00            4,982,658           4,995,680
Federal Natl Mtge Assn #680961
 01-01-33                               6.00              498,259             509,469
Federal Natl Mtge Assn #681400
 03-01-18                               5.50            4,665,383           4,739,138
Federal Natl Mtge Assn #682825
 01-01-33                               6.00            1,743,095           1,778,371
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            3,143,388           3,210,561
Federal Natl Mtge Assn #686172
 02-01-33                               6.00            2,749,671           2,805,317
Federal Natl Mtge Assn #686528
 02-01-33                               6.00            3,239,157           3,312,181
Federal Natl Mtge Assn #687051
 01-01-33                               6.00           10,360,040          10,523,069
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            3,269,209           3,296,248
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            6,388,390           6,425,259
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            7,716,460           7,760,958
Federal Natl Mtge Assn #694988
 03-01-33                               5.50           10,664,046          10,718,839
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            3,803,276           3,928,543
Federal Natl Mtge Assn #695909
 05-01-18                               5.50            2,090,058           2,123,059
Federal Natl Mtge Assn #699424
 04-01-33                               5.50            4,335,014           4,360,023
Federal Natl Mtge Assn #702427
 04-01-33                               5.50            3,990,476           4,012,540
Federal Natl Mtge Assn #710823
 05-01-33                               5.50              628,743             632,374
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            2,443,528           2,475,576
Federal Natl Mtge Assn #720378
 06-01-18                               4.50            5,824,043           5,746,805
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            3,994,229           4,027,265
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           17,515,899          17,206,613
Federal Natl Mtge Assn #725424
 04-01-34                               5.50           18,235,695          18,312,301
Federal Natl Mtge Assn #725425
 04-01-34                               5.50           23,583,517          23,689,658
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            9,201,531           9,434,805
Federal Natl Mtge Assn #725719
 07-01-33                               4.85            6,719,277(k)        6,670,159
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            9,579,715           9,895,239
Federal Natl Mtge Assn #730153
 08-01-33                               5.50            1,126,407           1,131,139
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           19,430,681          19,077,890
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           33,324,305          33,464,296
Federal Natl Mtge Assn #738921
 11-01-32                               6.50              783,869             811,993
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            3,314,640           3,324,324
Federal Natl Mtge Assn #745355
 03-01-36                               5.00           13,845,785          13,583,440
Federal Natl Mtge Assn #747642
 11-01-28                               5.50            2,590,426           2,611,851
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            6,893,047           6,950,059
Federal Natl Mtge Assn #753091
 12-01-33                               5.50            4,293,884           4,311,922
Federal Natl Mtge Assn #753919
 12-01-33                               4.95            5,730,653(k)        5,709,501
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,567,814           1,628,822
Federal Natl Mtge Assn #765759
 12-01-18                               5.00            3,427,363           3,436,320
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            6,544,998           6,426,164
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           16,724,400          16,493,044
Federal Natl Mtge Assn #804442
 12-01-34                               6.50            1,251,769           1,290,218
Federal Natl Mtge Assn #837258
 09-01-35                               4.93            2,616,867(k)        2,638,063
Federal Natl Mtge Assn #882063
 06-01-36                               6.50            3,610,993           3,725,061
Federal Natl Mtge Assn #886291
 07-01-36                               7.00            6,491,410           6,758,560
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
 12-25-12                             105.86              144,773(g)              183
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              16.45           14,543,577(g)        2,866,207
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              10.85            2,764,893(g)          464,735
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                               6.11              743,888(g)          104,855
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                               8.59           14,050,322(g)        3,267,917
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
 10-25-35                               9.47           24,590,866(g,t)      1,443,484
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
 09-01-18                               5.77               18,998(h)           16,428
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            3,212,921           3,421,971
Govt Natl Mtge Assn #345538
 02-15-24                               8.00              134,096             144,841
Govt Natl Mtge Assn #398831
 08-15-26                               8.00              129,072             139,573
Govt Natl Mtge Assn #423782
 05-15-26                               7.50              407,860             435,365
Govt Natl Mtge Assn #425004
 10-15-33                               5.50            3,533,650           3,587,047
Govt Natl Mtge Assn #426170
 06-15-26                               8.00              107,148             115,866
Govt Natl Mtge Assn #595256
 12-15-32                               6.00            5,923,586           6,087,205
Govt Natl Mtge Assn #604580
 08-15-33                               5.00            3,614,245           3,594,749
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            9,550,062           9,694,374
Govt Natl Mtge Assn #606844
 09-15-33                               5.00            8,818,035           8,770,469
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              18.10            7,527,590(g)        1,190,232
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              38.25            1,249,213(g)           92,155

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
 11-19-36                               6.41%            $137,749(d)         $137,577
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.50           91,119,003(g)          469,832
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.85            6,026,112(k)        5,999,160
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
 05-25-37                               6.36           11,766,333(k)       11,812,221
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
 06-25-46                               6.65               25,456(d)           25,329
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
 02-27-46                               7.00              348,799(d)          348,036
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-AR8 Cl A1
 10-28-46                               6.25               45,516(d)           45,445
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                               6.25              660,977(d)          651,076
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           19,142,175          19,601,357
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            5,516,546           5,475,188
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            3,177,674           3,194,865
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            4,504,379           4,512,757
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            6,303,355           6,178,107
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00           16,768,273          16,663,471
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
 04-25-46                               6.05              210,201(d)          208,625
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            5,745,633           5,925,184
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
 08-25-35                               5.25           19,269,205          18,629,899
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50           12,725,172          12,441,248
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                               7.10           34,793,632(g)          217,460
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                               4.50            4,414,772           4,260,873
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29            5,154,350(k)        5,067,541
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.94            4,932,863(k)        4,956,477
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                               5.86            7,228,436(k)        7,029,798
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           25,517,036          24,569,844
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50           11,428,929          11,382,504
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-16 Cl 1A1
 12-25-18                               4.75           15,522,035          15,079,515
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.03            4,698,062(k)        4,731,995
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11           10,800,426(k)       10,637,720
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           15,790,996          15,899,007
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            6,941,909           6,778,122
                                                                      ---------------
Total                                                                   1,453,149,285
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.2%)
Communications & Power Inds
 02-01-12                               8.00              185,000             185,463
DRS Technologies
 11-01-13                               6.88            1,535,000           1,515,813
 02-01-18                               7.63            1,925,000           1,958,687
L-3 Communications
 01-15-15                               5.88            1,565,000           1,502,400
L-3 Communications
 Series B
 10-15-15                               6.38            1,675,000           1,658,250
                                                                      ---------------
Total                                                                       6,820,613
-------------------------------------------------------------------------------------


BANKING (2.7%)
Bank of America
 Sr Unsecured
 12-01-17                               5.75            9,220,000(j)        9,221,383
Bank of America
 Sub Nts
 03-15-17                               5.30            2,200,000           2,133,903
Citigroup
 Sr Unsecured
 02-14-11                               5.13            3,830,000           3,843,198
 11-21-17                               6.13            5,380,000           5,552,590
JPMorgan Chase & Co
 Sub Nts
 10-01-15                               5.15            1,950,000           1,875,327
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00           12,900,000          13,033,438
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           17,095,000          16,409,402
Popular North America
 Sr Nts
 10-01-08                               3.88           29,222,000          28,857,952
Regions Bank
 Sub Nts
 06-26-37                               6.45            1,335,000           1,342,463
                                                                      ---------------
Total                                                                      82,269,656
-------------------------------------------------------------------------------------


BROKERAGE (0.9%)
Goldman Sachs Group
 Sr Nts
 09-01-17                               6.25            1,505,000           1,560,586
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20           18,145,000          18,140,844
Merrill Lynch & Co
 Sr Unsecured
 08-28-17                               6.40            3,920,000           3,974,041
Morgan Stanley
 Sr Nts
 11-02-12                               5.25            4,960,000           4,930,394
                                                                      ---------------
Total                                                                      28,605,865
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


CHEMICALS (0.2%)
NALCO
 Sr Unsecured
 11-15-11                               7.75%          $5,370,000          $5,423,700
NewMarket
 12-15-16                               7.13            1,815,000           1,796,850
                                                                      ---------------
Total                                                                       7,220,550
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            2,805,000           2,858,912
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.4%)
Baldor Electric
 02-15-17                               8.63            1,280,000           1,315,200
General Electric
 Sr Unsecured
 12-06-17                               5.25            8,300,000(j)        8,359,013
Tyco Electronics Group
 10-01-12                               6.00            1,555,000(c,d)      1,602,981
                                                                      ---------------
Total                                                                      11,277,194
-------------------------------------------------------------------------------------


ELECTRIC (3.6%)
CMS Energy
 Sr Unsub
 07-17-17                               6.55            2,825,000           2,742,954
Consumers Energy
 1st Mtge Series F
 05-15-10                               4.00            1,040,000           1,025,374
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80           13,520,000          13,486,525
Duke Energy Carolinas LLC
 Sr Unsub Series D
 03-01-10                               7.38            8,905,000           9,509,418
Entergy Gulf States
 1st Mtge
 06-01-08                               3.60            5,500,000           5,448,366
Exelon Generation LLC
 Sr Unsecured
 01-15-14                               5.35            1,350,000           1,324,590
 10-01-17                               6.20            2,825,000           2,820,997
Exelon
 Sr Unsecured
 06-15-10                               4.45           13,085,000          13,034,178
FirstEnergy
 Series B
 11-15-11                               6.45            1,535,000           1,582,861
Florida Power
 1st Mtge
 03-01-13                               4.80            2,595,000           2,597,413
Indiana Michigan Power
 Sr Nts
 03-15-37                               6.05            7,880,000           7,508,285
IPALCO Enterprises
 Secured
 11-14-08                               8.38              400,000             406,000
 11-14-11                               8.63            3,680,000           3,864,000
Majapahit Holding
 10-17-16                               7.75              480,000(c,d)        475,200
Metropolitan Edison
 Sr Nts
 03-15-10                               4.45            1,810,000           1,811,289
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              163,621             174,461
Nevada Power
 Series M
 03-15-16                               5.95            2,320,000           2,332,087
NiSource Finance
 Sr Nts
 03-01-13                               6.15            3,505,000           3,691,690
Northern States Power
 Sr Nts
 08-01-09                               6.88            5,730,000           5,934,223
NRG Energy
 02-01-14                               7.25              695,000             679,363
 01-15-17                               7.38              800,000             782,000
Pacificorp
 1st Mtge
 10-15-37                               6.25            5,790,000           6,066,125
Portland General Electric
 03-15-10                               7.88            2,935,000           3,147,635
Potomac Electric Power
 Secured
 06-01-35                               5.40            3,040,000(n)        2,681,748
Public Service Company of Colorado
 Sr Nts Series A
 07-15-09                               6.88            2,005,000           2,069,916
Sierra Pacific Power
 Series M
 05-15-16                               6.00            8,145,000           8,242,463
Virginia Electric & Power
 Sr Unsecured
 11-30-12                               5.10            3,490,000(j)        3,495,294
Xcel Energy
 Sr Nts
 07-01-08                               3.40            3,315,000           3,278,270
                                                                      ---------------
Total                                                                     110,212,725
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.4%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            5,706,707(o)        5,820,841
Walt Disney
 Sr Unsecured
 12-01-12                               4.70            7,260,000(j)        7,241,610
                                                                      ---------------
Total                                                                      13,062,451
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (2.1%)
Anheuser-Busch Companies
 Sr Unsub
 01-15-18                               5.50            2,925,000           2,938,683
Cadbury Schweppes US Finance LLC
 10-01-08                               3.88           31,950,000(d)       31,686,028
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            3,510,000           3,724,700
Constellation Brands
 12-15-14                               8.38              660,000(j)          664,950
Cott Beverages USA
 12-15-11                               8.00            2,650,000           2,424,750
HJ Heinz
 12-01-08                               6.43            5,920,000(d)        6,025,850
Kellogg
 Sr Unsub
 12-03-12                               5.13            3,850,000(j)        3,881,532
Molson Coors Capital Finance
 09-22-10                               4.85           12,180,000(c)       12,381,664
PepsiCo
 Sr Unsecured
 02-15-13                               4.65            1,835,000(j)        1,834,090
                                                                      ---------------
Total                                                                      65,562,247
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              750,000             756,563
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
 10-15-09                               4.00            4,005,000           3,940,800
-------------------------------------------------------------------------------------


GAS PIPELINES (1.1%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            3,685,000           3,973,045
Colorado Interstate Gas
 Sr Nts
 11-15-15                               6.80           10,510,000          11,124,425
El Paso
 Sr Sub Nts
 06-15-14                               6.88            1,586,000           1,590,652
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,120,000           2,229,400
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            1,535,000(d)        1,501,471
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            1,615,000           1,647,300
Southern Natural Gas
 04-01-17                               5.90            5,925,000(d)        5,937,887
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,460,000           1,401,600
Transcontinental Gas Pipe Line
 Series B
 08-15-11                               7.00            1,915,000           2,025,113
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            2,221,000           2,326,498
                                                                      ---------------
Total                                                                      33,757,391
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            3,495,000(d)        3,620,299
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            3,040,000           3,116,760
Omnicare
 12-15-13                               6.75            2,370,000           2,180,400
 12-15-15                               6.88              355,000             326,600
                                                                      ---------------
Total                                                                       9,244,059
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


HEALTH CARE INSURANCE (0.4%)
Aetna
 Sr Unsecured
 12-15-37                               6.75%          $3,000,000(j)       $2,959,170
UnitedHealth Group
 11-15-37                               6.63            7,150,000(d)        7,307,872
WellPoint
 Sr Unsub
 01-15-36                               5.85            1,872,000           1,695,605
 06-15-37                               6.38            1,460,000           1,453,751
                                                                      ---------------
Total                                                                      13,416,398
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.4%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            9,480,000           9,660,594
Chesapeake Energy
 01-15-16                               6.63            4,892,000           4,745,240
 01-15-18                               6.25              925,000             871,813
Denbury Resources
 04-01-13                               7.50              250,000             254,375
Denbury Resources
 Sr Sub Nts
 12-15-15                               7.50              180,000             182,250
EnCana
 11-01-11                               6.30            7,025,000(c)        7,336,123
 02-01-38                               6.50            2,780,000(c,j)      2,798,821
EnCana
 Sr Nts
 10-15-13                               4.75            1,265,000(c)        1,219,890
Forest Oil
 Sr Nts
 06-15-19                               7.25              265,000(d)          262,350
Range Resources
 03-15-15                               6.38              425,000             414,375
 05-15-16                               7.50              180,000             182,250
TNK-BP Finance
 03-13-18                               7.88              545,000(c,d)        532,154
XTO Energy
 01-31-15                               5.00            1,695,000           1,658,930
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           10,270,000          10,104,447
 06-30-15                               5.30            1,395,000           1,388,978
 08-01-37                               6.75              780,000             832,541
                                                                      ---------------
Total                                                                      42,445,131
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (--%)
Marathon Oil
 10-01-37                               6.60            1,405,000           1,436,851
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.4%)
Lincoln Natl
 Sr Unsecured
 10-09-37                               6.30            2,795,000           2,788,292
Pricoa Global Funding 1 Secured
 10-18-12                               5.40            5,250,000(d)        5,459,475
Prudential Financial
 12-01-37                               6.63            4,105,000(j)        4,087,923
                                                                      ---------------
Total                                                                      12,335,690
-------------------------------------------------------------------------------------


MEDIA CABLE (1.1%)
Comcast
 03-15-11                               5.50            5,600,000           5,729,024
 03-15-37                               6.45           13,330,000          13,296,967
Comcast MO of Delaware LLC
 09-01-08                               9.00            9,500,000           9,766,884
CSC Holdings
 Sr Nts Series B
 07-15-09                               8.13            1,970,000           1,989,700
EchoStar DBS
 10-01-13                               7.00              225,000             232,875
 10-01-14                               6.63              363,000             367,538
 02-01-16                               7.13              940,000             978,775
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75              340,000(c,d)        314,500
Videotron Ltee
 01-15-14                               6.88            1,310,000(c)        1,254,325
                                                                      ---------------
Total                                                                      33,930,588
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.6%)
British Sky Broadcasting Group
 02-23-09                               6.88           14,665,000(c)       15,033,179
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50              560,000             569,800
Lamar Media
 Sr Sub Nts
 08-15-15                               6.63              809,000(d)          768,550
News America
 12-15-35                               6.40           13,225,000          13,088,703
 11-15-37                               6.65            5,785,000(d)        5,892,948
Rainbow Natl Services LLC
 Sr Nts
 09-01-12                               8.75            2,408,000(d)        2,456,160
Reed Elsevier Capital
 08-01-11                               6.75            6,950,000           7,330,374
RH Donnelley
 Sr Nts
 10-15-17                               8.88            1,140,000(d)        1,077,300
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           15,800,000          15,858,886
Thomson
 02-01-08                               5.75            5,745,000(c)        5,757,490
Thomson
 Sr Unsecured
 08-15-09                               4.25            2,515,000(c)        2,516,537
 10-01-14                               5.70            8,465,000(c)        8,613,383
                                                                      ---------------
Total                                                                      78,963,310
-------------------------------------------------------------------------------------


METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25            3,600,000           3,843,000
 04-01-17                               8.38              535,000             577,800
Peabody Energy
 11-01-16                               7.38            1,210,000           1,240,250
Peabody Energy
 Series B
 03-15-13                               6.88              560,000             561,400
                                                                      ---------------
Total                                                                       6,222,450
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital for Gazprom
 Sr Nts
 11-22-16                               6.21              450,000(c,d)        434,250
-------------------------------------------------------------------------------------


PACKAGING (0.2%)
Ball
 03-15-18                               6.63              240,000             237,000
Crown Americas LLC/Capital
 11-15-13                               7.63              680,000             693,600
 11-15-15                               7.75            1,685,000           1,718,700
Owens-Brockway Glass Container
 05-15-13                               8.25            3,345,000           3,462,075
                                                                      ---------------
Total                                                                       6,111,375
-------------------------------------------------------------------------------------


PAPER (0.1%)
Cascades
 Sr Nts
 02-15-13                               7.25              905,000(c)          850,700
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00            1,900,000           1,824,000
                                                                      ---------------
Total                                                                       2,674,700
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
 06-15-37                               6.25            4,285,000           4,157,436
-------------------------------------------------------------------------------------


RAILROADS (0.9%)
Burlington Northern Santa Fe
 05-01-37                               6.15            6,205,000           6,105,124
Canadian Pacific Railway
 05-15-37                               5.95            1,965,000(c)        1,839,016
CSX
 10-15-08                               6.25            4,490,000           4,529,261
 03-15-12                               6.30            3,965,000           4,136,141
CSX
 Sr Nts
 03-15-13                               5.75            8,510,000           8,651,845
CSX
 Sr Unsecured
 11-01-09                               4.88            1,710,000           1,704,135
                                                                      ---------------
Total                                                                      26,965,522
-------------------------------------------------------------------------------------


REITS (0.3%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            4,635,000           4,475,185
ERP Operating LP
 06-15-17                               5.75            3,875,000           3,786,456
                                                                      ---------------
Total                                                                       8,261,641
-------------------------------------------------------------------------------------


RETAILERS (1.1%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            1,865,000           1,865,673
 12-16-36                               5.88            7,125,000           6,034,747
Kohl's
 Sr Unsecured
 12-15-17                               6.25            9,960,000           9,868,368
Macys Retail Holdings
 07-15-09                               4.80           16,219,000          16,234,976
                                                                      ---------------
Total                                                                      34,003,764
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


TRANSPORTATION SERVICES (0.8%)
Erac USA Finance
 10-15-17                               6.38%         $15,850,000(d)      $15,742,061
FedEx
 04-01-09                               3.50            7,705,000           7,582,691
Hertz
 01-01-14                               8.88            1,925,000(n)        1,925,000
                                                                      ---------------
Total                                                                      25,249,752
-------------------------------------------------------------------------------------


WIRELESS (--%)
American Tower
 Sr Nts
 10-15-12                               7.13              220,000             223,300
-------------------------------------------------------------------------------------


WIRELINES (4.2%)
AT&T
 03-15-11                               6.25           13,411,000(n)       13,966,296
AT&T
 Sr Unsub
 09-15-09                               4.13            1,390,000           1,379,729
Telecom Italia Capital
 11-15-13                               5.25           18,430,000(c)       18,181,914
Telefonica Europe
 09-15-10                               7.75           17,311,000(c)       18,639,186
TELUS
 06-01-11                               8.00           38,548,500(c)       42,009,385
Verizon New York
 Series A
 04-01-12                               6.88           22,863,000          24,403,555
Verizon Pennsylvania
 Series A
 11-15-11                               5.65            6,470,000           6,675,228
Windstream
 08-01-16                               8.63            3,470,000           3,600,125
 03-15-19                               7.00              420,000             397,950
                                                                      ---------------
Total                                                                     129,253,368
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,107,550,263)                                                 $3,126,019,731
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.4%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%         $13,850,000         $12,743,801
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $13,848,615)                                                       $12,743,801
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
SENIOR LOANS (2.3%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.1%)
Celanese
 Term Loan
 04-06-14                          6.46-6.98%          $2,931,895(c)       $2,806,058
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.2%)
Jarden
 Tranche B Term Loan
 01-21-12                               7.70            5,925,150           5,735,071
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.2%)
Aramark
 Letter of Credit
 01-26-14                               7.20              226,462             215,139
Aramark
 Term Loan
 01-20-14                               7.20            3,168,590           3,002,239
Pinnacle Foods Finance
 Term Loan
 04-02-14                               7.95            2,553,600           2,406,768
                                                                      ---------------
Total                                                                       5,624,146
-------------------------------------------------------------------------------------


HEALTH CARE (0.6%)
Community Health Systems
 Delayed Draw Term Loan
 TBA                                     TBA              447,641(j,r,s)      428,137
Community Health Systems
 Term Loan
 07-25-14                          7.07-7.33            6,787,359           6,491,634
HCA
 Tranche B Term Loan
 01-21-13                               7.45           11,065,125          10,597,622
Vanguard Health System
 Term Loan
 09-23-11                               7.45            2,962,575           2,856,426
                                                                      ---------------
Total                                                                      20,373,819
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Asurion
 Term Loan
 07-03-14                               7.88            2,418,000           2,330,348
-------------------------------------------------------------------------------------


MEDIA CABLE (0.2%)
Charter Communications
 Term Loan
 03-06-13                               6.99            6,130,000           5,712,670
Univision
 Delayed Draw Term Loan
 TBA                                     TBA               45,914(j,r,s)       42,060
Univision
 Term Loan
 09-23-14                          7.07-7.21            1,322,321           1,214,407
                                                                      ---------------
Total                                                                       6,969,137
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
Idearc
 Term Loan
 11-17-14                               7.20            5,745,528           5,488,186
Nielsen Finance
 Tranche B Term Loan
 08-09-13                          6.65-7.15            5,428,868(c)        5,157,424
                                                                      ---------------
Total                                                                      10,645,610
-------------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
OIL FIELD SERVICES (0.1%)
Dresser
 1st Lien Term Loan
 05-04-14                          7.32-7.45            2,038,014           1,964,992
-------------------------------------------------------------------------------------


PAPER (0.2%)
Domtar
 Tranche B Term Loan
 03-07-14                               6.03            1,378,688(c)        1,317,874
Georgia Pacific
 Tranche B Term Loan
 12-20-12                          6.83-7.47            3,132,031           2,967,223
 TBA                                     TBA              781,413(j,r)        740,295
                                                                      ---------------
Total                                                                       5,025,392
-------------------------------------------------------------------------------------


RETAILERS (0.1%)
Neiman Marcus Group
 Tranche B Term Loan
 04-06-13                               7.45            1,677,574           1,605,807
-------------------------------------------------------------------------------------


TECHNOLOGY (0.2%)
Flextronics Semiconductor
 Delayed Draw Term Loan
 10-01-12                               7.46              695,509             684,207
Flextronics Semiconductor
 Term Loan
 10-01-12                               7.39            2,420,370           2,362,887
West Corp
 Tranche B Term Loan
 10-24-13                          7.16-7.47            2,687,901           2,566,461
                                                                      ---------------
Total                                                                       5,613,555
-------------------------------------------------------------------------------------


WIRELINES (0.1%)
Level 3 Communications
 Tranche B Term Loan
 03-13-14                               7.49            3,340,000           3,184,690
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $74,758,224)                                                       $71,878,625
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                    6,950,000(b)                 $7
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $7
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund                                           61,859,324(q)        $61,859,324
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $61,859,324)                                                       $61,859,324
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,258,016,426)(u)                                              $3,272,501,488
=====================================================================================







See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
9  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2007, the value of foreign securities represented 5.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $177,340,080 or 5.8% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2007.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(j) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $260,689,738.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2007:

                                 PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                          AMOUNT         DATE       RECEIVABLE       VALUE
------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  12-01-22 5.50%                $9,700,000     12-17-07     $9,722,734    $9,812,151
  12-01-37 5.50                 19,000,000     12-12-07     18,721,680    19,029,678


(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, March 2008, 20-year                                         $95,400,000
U.S. Treasury Note, March 2008, 2-year                                       37,600,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                       153,100,000
U.S. Treasury Note, Dec. 2007, 10-year                                       57,500,000
U.S. Treasury Note, March 2008, 5-year                                       81,700,000
U.S. Treasury Note, March 2008, 10-year                                      10,700,000


(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2007, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs 2015       02-23-96 thru 08-12-96      $5,524,720


(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.


--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

(s) At Nov. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                     $447,641
Univision                                                                      45,914

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total                                                                        $493,555
--------------------------------------------------------------------------------------


(t) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2007. At Nov. 30, 2007, the value of inverse floaters represented 0.1% of net assets.

(u) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $3,258,016,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $41,295,000
Unrealized depreciation                                                     (26,810,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $14,485,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                        RiverSource Diversified Income Series, Inc.





By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  January 29, 2008





By    /s/ Jeffrey P. Fox
      ------------------
      Jeffrey P. Fox
      Treasurer and Principal Financial Officer

Date  January 29, 2008